Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Goldman Sachs Trust II
Prospectus Date	rr_ProspectusDate	May 20, 2015
Supplement [Text Block]	gst2_SupplementTextBlock

GOLDMAN SACHS TRUST II

Institutional Shares of the

Goldman Sachs Multi-Manager Real Assets Strategy Fund

(the “Fund”)

Supplement dated December 4, 2015 to the

Prospectus dated May 20, 2015, as supplemented

Effective on or before December 31, 2015, the performance benchmark index for the Goldman Sachs Multi-Manager Real Assets Strategy Fund will change. Accordingly, the Fund’s Prospectus is revised as follows as of that date:

The following replaces the first sentence under “Goldman Sachs Multi-Manager Real Assets Strategy Fund—Summary—Additional Information” in the Prospectus:

The Fund’s benchmark index is the Multi-Manager Real Assets Strategy Composite Index, which is composed of the FTSE EPRA / NAREIT Developed Index (50%) (Net, USD, Unhedged) and the Dow Jones Brookfield Global Infrastructure Index (50%) (Net, USD, Unhedged).

Goldman Sachs Multi-Manager Real Assets Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst2_SupplementTextBlock

GOLDMAN SACHS TRUST II

Institutional Shares of the

Goldman Sachs Multi-Manager Real Assets Strategy Fund

(the “Fund”)

Supplement dated December 4, 2015 to the

Prospectus dated May 20, 2015, as supplemented

Effective on or before December 31, 2015, the performance benchmark index for the Goldman Sachs Multi-Manager Real Assets Strategy Fund will change. Accordingly, the Fund’s Prospectus is revised as follows as of that date:

The following replaces the first sentence under “Goldman Sachs Multi-Manager Real Assets Strategy Fund—Summary—Additional Information” in the Prospectus:

The Fund’s benchmark index is the Multi-Manager Real Assets Strategy Composite Index, which is composed of the FTSE EPRA / NAREIT Developed Index (50%) (Net, USD, Unhedged) and the Dow Jones Brookfield Global Infrastructure Index (50%) (Net, USD, Unhedged).